UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2012


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2012

                                                                      (Form N-Q)

48497-0812                                   (C)2012, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from DEPFA Bank plc, or Dexia Credit Local.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Federal Housing Administration, Federal Housing Association Insured Mortgage Nursing Home, or Texas Permanent School Fund.

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1  | USAA Tax Exempt Intermediate-Term Fund
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PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA      Economic Development Authority
EDC      Economic Development Corp.
ETM      Escrowed to final maturity
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corp.
ISD      Independent School District
PRE      Prerefunded to a date prior to maturity
USD      Unified School District

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                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
June 30, 2012 (unaudited)

PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON             FINAL              VALUE
(000)      SECURITY                                                 RATE          MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
           FIXED-RATE INSTRUMENTS (87.0%)

           ALABAMA (0.8%)
  $   345  Montgomery BMC Special Care Facilities
             Financing Auth. (INS)                                 4.88%        11/15/2018         $      345
   16,340  Montgomery Medical Clinic Board                         4.75          3/01/2026             16,367
    5,000  Prattville IDB                                          5.15          9/01/2013              5,231
    5,000  Private Colleges and Universities Facilities Auth.
             (INS)                                                 4.75          9/01/2026              5,137
                                                                                                   ----------
                                                                                                       27,080
                                                                                                   ----------
           ARIZONA (2.3%)
   14,500  Apache County IDA                                       4.50          3/01/2030             14,849
    1,170  Health Facilities Auth.                                 4.50          4/01/2016              1,231
      425  Health Facilities Auth.                                 5.00          4/01/2017                446
    1,150  Health Facilities Auth.                                 4.75          4/01/2025              1,184
    2,500  Maricopa County Union High School District No.
             210 (INS)                                             4.50          7/01/2024              2,622
   15,000  Mohave County IDA                                       7.50          5/01/2019             17,459
    3,270  Phoenix Civic Improvement Corp., 5.50%,
             7/01/2013 (INS)                                       4.50 (a)      7/01/2024              3,787
    2,115  Phoenix Civic Improvement Corp., 5.50%,
             7/01/2013 (INS)                                       4.54 (a)      7/01/2025              2,469
    2,680  Pima County IDA                                         4.50          6/01/2030              2,699
    2,000  Pinal County IDA (INS)                                  5.25         10/01/2020              2,094
    1,250  Pinal County IDA (INS)                                  5.25         10/01/2022              1,288
    2,000  Pinal County IDA (INS)                                  4.50         10/01/2025              1,923
    3,540  State (INS)                                             5.00         10/01/2019              4,206
    7,275  State (INS)                                             5.25         10/01/2020              8,689
    1,535  State Univ. (INS)                                       5.00          9/01/2024              1,670
    7,180  Univ. Medical Center Corp.                              5.00          7/01/2022              7,501
                                                                                                   ----------
                                                                                                       74,117
                                                                                                   ----------
           ARKANSAS (0.6%)
    3,125  Baxter County                                           5.00          9/01/2026              3,226
    6,230  Independence County                                     5.00          1/01/2021              6,240
    4,000  Independence County (INS)                               4.90          7/01/2022              4,137
    4,905  Jefferson County                                        4.60         10/01/2017              4,915
                                                                                                   ----------
                                                                                                       18,518
                                                                                                   ----------
           CALIFORNIA (11.1%)
    1,510  Cerritos Community College District                     5.02 (b)      8/01/2025                832
    1,000  Cerritos Community College District                     5.24 (b)      8/01/2027                489
    1,000  Cerritos Community College District                     5.41 (b)      8/01/2028                461
   10,000  Chabot-Las Positas Community College District
             (INS)                                                 4.85 (b)      8/01/2022              6,618
    5,000  Chabot-Las Positas Community College District
             (INS)                                                 4.88 (b)      8/01/2023              3,056
    5,000  City and County of San Francisco Airport
             Commission                                            5.25          5/01/2022              6,004

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3  | USAA Tax Exempt Intermediate-Term Fund

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
PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON             FINAL              VALUE
(000)      SECURITY                                                 RATE          MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
  $ 7,000  City and County of San Francisco Airport
             Commission                                            5.25%         5/01/2023         $    8,333
    2,000  Coronado Community Dev. Agency (INS)                    5.00          9/01/2024              2,107
   46,605  Golden State Tobacco Securitization Corp. (INS)         4.17 (b)      6/01/2025             26,167
    6,140  Health Facilities Financing Auth.                       5.13          7/01/2022              6,627
    2,000  Health Facilities Financing Auth.                       5.00          8/15/2027              2,243
    5,000  Health Facilities Financing Auth.                       5.25          8/15/2031              5,631
    5,000  Irvine USD Special Tax District (INS)                   5.25          9/01/2019              5,874
    2,500  Irvine USD Special Tax District (INS)                   4.50          9/01/2020              2,800
    6,745  Kern County Board of Education (INS)                    5.00          6/01/2026              6,982
    1,300  Los Angeles County                                      5.00          3/01/2023              1,518
   20,000  Los Angeles Department of Water and Power
             (INS) (c)                                             4.75          7/01/2025             21,851
    5,000  Public Works Board (PRE)                                5.50          6/01/2019              5,368
    6,400  Public Works Board                                      5.50          4/01/2021              7,549
    6,755  Public Works Board                                      5.60          4/01/2022              7,942
    3,000  Public Works Board                                      5.13          3/01/2023              3,378
    3,130  Public Works Board                                      5.75          4/01/2023              3,651
    2,500  Public Works Board                                      5.25          3/01/2024              2,815
    2,000  Public Works Board                                      5.38          3/01/2025              2,250
   10,000  Public Works Board                                      5.00          4/01/2028             10,940
    5,000  Public Works Board                                      5.00          4/01/2029              5,432
    1,430  Sacramento Financing Auth. (INS)                        5.00         12/01/2024              1,465
   15,265  Sacramento Municipal Utility District Financing
             Auth. (INS)                                           4.75          7/01/2024             16,066
   10,000  Sacramento Municipal Utility District Financing
             Auth.                                                 5.13          7/01/2029             10,551
    4,720  Salinas Union High School District (INS)                4.37 (b)      6/01/2016              4,349
    2,000  Salinas Union High School District (INS)                4.37 (b)     10/01/2016              1,825
    3,525  San Bernardino County Redevelopment Agency
             (INS)                                                 5.00          9/01/2025              3,540
    2,395  San Diego USD (INS)                                     4.50          7/01/2025              2,568
    5,000  San Francisco City and County Airport                   4.90          5/01/2029              5,608
    3,000  San Jose USD (INS)                                      4.50          6/01/2024              3,163
    7,065  Santa Clara County Financing Auth. (INS)                4.75          5/15/2023              7,908
    7,400  Santa Clara County Financing Auth. (INS)                4.75          5/15/2024              8,262
    7,750  Santa Clara County Financing Auth. (INS)                4.75          5/15/2025              8,527
    2,175  Semitropic Improvement District (INS)                   5.25         12/01/2018              2,404
    2,500  Solano Community College District (INS)                 4.85 (b)      8/01/2023              1,510
    4,735  Solano Community College District (INS)                 4.88 (b)      8/01/2024              2,688
    4,035  South Orange County Public Financing Auth.
             (INS)                                                 5.00          8/15/2022              4,175
    4,920  South Orange County Public Financing Auth.
             (INS)                                                 5.00          8/15/2025              5,043
   20,000  State                                                   5.25         10/01/2022             23,450
   27,445  State                                                   5.75          4/01/2027             32,092
    1,150  State University (INS) (PRE)                            5.50         11/01/2015              1,171
       95  State University (INS)                                  5.50         11/01/2015                 97
    3,120  Statewide Communities Dev. Auth.                        5.00          5/15/2021              3,294
    3,275  Statewide Communities Dev. Auth.                        5.00          5/15/2022              3,430
    3,440  Statewide Communities Dev. Auth.                        5.00          5/15/2023              3,581
    3,610  Statewide Communities Dev. Auth.                        5.00          5/15/2024              3,759
    3,795  Statewide Communities Dev. Auth.                        5.00          5/15/2025              3,940
    1,000  Statewide Communities Dev. Auth.                        5.13          5/15/2031              1,053
   14,060  Tobacco Securitization Auth.                            4.75          6/01/2025             13,833
    3,470  Tuolumne Wind Project Auth.                             5.00          1/01/2022              3,993
   10,000  Upland City                                             6.00          1/01/2026             11,504
    2,000  Washington Township Health Care District                5.75          7/01/2024              2,255
    3,500  Washington Township Health Care District                5.00          7/01/2025              3,755
                                                                                                   ----------
                                                                                                      357,777
                                                                                                   ----------
           COLORADO (2.1%)
    5,000  Adams and Arapahoe Counties Joint School
             District No. 28J                                      3.20 (b)     12/01/2022              3,713

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                                                   Portfolio of Investments |  4
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
PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON             FINAL              VALUE
(000)      SECURITY                                                 RATE          MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
  $ 4,500  Adams County (INS)                                      4.38%         9/01/2017         $    4,713
    5,000  Adams County (INS) (c)                                  5.10          1/01/2019              5,012
   30,955  Denver Health and Hospital Auth.                        4.75         12/01/2027             31,430
    1,000  Health Facilities Auth.                                 5.25          6/01/2023              1,065
   10,000  Regional Transportation District                        5.00          6/01/2025             11,187
    9,045  State (INS) (PRE)                                       5.00         11/01/2023             10,372
                                                                                                   ----------
                                                                                                       67,492
                                                                                                   ----------
           CONNECTICUT (0.3%)
    4,400  Mashantucket (Western) Pequot Tribe, acquired
             9/18/1997 and 12/20/2001; cost $4,388
             (d),(e),(f)                                           5.70          9/01/2012              1,699
   16,500  Mashantucket (Western) Pequot Tribe, acquired
            9/18/1997 thru 9/11/2009; cost $14,993
            (d),(e),(f)                                            5.75          9/01/2018              6,454
                                                                                                   ----------
                                                                                                        8,153
                                                                                                   ----------
           DELAWARE (0.2%)
    1,495  Health Facilities Auth. (INS)                           4.80          5/01/2017              1,495
    1,830  Health Facilities Auth. (INS)                           4.90          5/01/2018              1,831
    1,000  Health Facilities Auth. (INS)                           5.00          5/01/2019              1,000
    1,515  Health Facilities Auth. (INS)                           5.05          5/01/2020              1,515
                                                                                                   ----------
                                                                                                        5,841
                                                                                                   ----------
           DISTRICT OF COLUMBIA (1.0%)
    7,000  District of Columbia (INS)                              5.00          1/01/2025              7,632
    3,870  District of Columbia                                    5.63         10/01/2025              4,416
    5,000  District of Columbia                                    5.75         10/01/2026              5,710
    7,930  District of Columbia (INS)                              4.75          5/01/2027              6,964
    6,000  District of Columbia                                    5.75         10/01/2027              6,821
                                                                                                   ----------
                                                                                                       31,543
                                                                                                   ----------
           FLORIDA (7.3%)
    5,165  Brevard County School Board (INS)                       5.00          7/01/2025              5,530
    2,500  Broward County Airport System                           5.00         10/01/2024              2,846
    6,500  Broward County School Board (INS)                       5.00          7/01/2023              7,091
    4,000  Broward County School Board (INS)                       5.00          7/01/2024              4,338
    3,710  Broward County School Board (INS)                       5.00          7/01/2025              3,928
    8,610  Dade County (INS)                                       6.10 (b)     10/01/2012              8,594
    3,270  Flagler County School Board (INS)                       5.00          8/01/2025              3,451
    8,000  Hillsborough County IDA                                 5.65          5/15/2018              9,295
    1,725  Hillsborough County IDA                                 5.50         10/01/2023              1,744
    4,250  Indian River County School Board (INS)                  5.00          7/01/2024              4,505
    3,500  Jacksonville                                            5.00         10/01/2028              3,947
    5,000  JEA St. Johns River Power Park (INS)                    5.00         10/01/2020              5,541
   10,535  Lee County School Board (INS)                           5.00          8/01/2027             11,441
    6,465  Lee County School Board (INS)                           5.00          8/01/2028              6,982
    7,500  Miami-Dade County                                       3.75         12/01/2018              8,085
    1,670  Miami-Dade County (INS)                                 5.00          4/01/2022              1,799
    2,805  Miami-Dade County (INS)                                 5.00          4/01/2023              3,021
    8,375  Miami-Dade County (INS)                                 4.75         11/01/2023              8,990
    2,345  Miami-Dade County, 5.00%, 10/01/2013 (INS)              4.54 (a)     10/01/2024              2,269
    9,830  Miami-Dade County (INS)                                 4.75         11/01/2024             10,475
    3,670  Miami-Dade County, 5.00%, 10/01/2013 (INS)              4.57 (a)     10/01/2025              3,542
    6,440  Miami-Dade County                                       5.00         10/01/2026              7,062
    2,500  Miami-Dade County (INS)                                 5.00         10/01/2026              2,662
    7,000  Miami-Dade County                                       5.00         10/01/2027              7,642
   10,000  Miami-Dade County School Board (INS)                    5.00          2/01/2024             11,182
   12,000  Miami-Dade County School Board (INS)                    5.25          5/01/2025             13,531
   12,000  Orange County Health Facility Auth.                     5.25         10/01/2022             13,725
    5,000  Orange County Health Facility Auth.                     5.38         10/01/2023              5,698
    7,450  Palm Beach County Health Facilities Auth. (INS)         5.00         12/01/2021              7,200

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5  | USAA Tax Exempt Intermediate-Term Fund

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
PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON             FINAL              VALUE
(000)      SECURITY                                                 RATE          MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
  $ 1,500  Palm Beach County School Board (INS)                    5.25%         8/01/2018         $    1,506
      650  Palm Beach County School Board (INS)                    5.00          8/01/2022                720
    1,995  Pinellas County Educational Facilities Auth.            5.00         10/01/2021              2,207
    1,080  Pinellas County Educational Facilities Auth.            4.00         10/01/2022              1,095
    1,415  Pinellas County Educational Facilities Auth.            4.00         10/01/2023              1,416
    2,045  Pinellas County Educational Facilities Auth.            5.38         10/01/2026              2,242
    1,895  Pinellas County Educational Facilities Auth.            5.00         10/01/2027              2,020
    2,615  Pinellas County Educational Facilities Auth.            6.50         10/01/2031              3,042
    8,970  Sunshine State Governmental Financing
             Commission                                            5.00          9/01/2019             10,343
    5,525  Sunshine State Governmental Financing
             Commission                                            5.00          9/01/2020              6,384
    1,055  Sunshine State Governmental Financing
             Commission (INS)                                      5.00          9/01/2021              1,233
    4,585  Volusia County School Board (INS)                       5.00          8/01/2022              4,879
    4,920  Volusia County School Board (INS)                       5.00          8/01/2023              5,220
    5,165  Volusia County School Board (INS)                       5.00          8/01/2024              5,452
                                                                                                   ----------
                                                                                                      233,875
                                                                                                   ----------
           GEORGIA (0.7%)
   10,000  Burke County Dev. Auth.                                 7.00          1/01/2023             11,941
    4,000  Glynn-Brunswick Memorial Hospital Auth.                 5.25          8/01/2023              4,389
    2,000  Private Colleges and Universities Auth.                 5.25         10/01/2027              2,173
    3,000  Private Colleges and Universities Auth.                 5.25         10/01/2027              3,239
                                                                                                   ----------
                                                                                                       21,742
                                                                                                   ----------
           IDAHO (0.0%)
    1,000  Univ. of Idaho (INS)                                    4.75          4/01/2022              1,017
                                                                                                   ----------
           ILLINOIS (6.8%)
    1,000  Bedford Park Village                                    4.60         12/01/2017              1,073
    3,240  Bedford Park Village                                    4.80         12/01/2020              3,407
    3,085  Bedford Park Village                                    4.90         12/01/2023              3,194
    5,140  Channahon                                               6.88          1/01/2020              5,145
    4,369  Chicago                                                 6.63         12/01/2022              4,555
   30,000  Chicago (INS)                                           4.45 (b)      1/01/2023             19,758
    4,925  Chicago Board of Education (INS)                        4.82 (b)     12/01/2013              4,855
      995  Chicago-O'Hare International Airport (INS)              5.50          1/01/2014                999
    7,000  Chicago-O'Hare International Airport (INS)              5.00          1/01/2021              7,771
   10,000  Chicago-O'Hare International Airport (INS)              5.00          1/01/2022             11,045
    9,000  Chicago-O'Hare International Airport                    5.25          1/01/2024             10,290
    2,370  Finance Auth.                                           5.50          5/01/2017              2,666
    4,340  Finance Auth.                                           5.75          5/01/2018              5,029
   14,360  Finance Auth.                                           5.00          2/15/2019             15,972
    2,080  Finance Auth.                                           5.00          2/15/2020              2,332
    1,710  Finance Auth.                                           5.00          2/15/2022              1,862
      750  Finance Auth.                                           5.25          4/01/2022                778
    2,000  Finance Auth.                                           5.00          4/01/2023              1,985
    3,400  Finance Auth. (INS)                                     5.00         11/01/2023              3,686
   14,935  Finance Auth. (INS)                                     5.00         11/15/2023             15,250
    7,140  Finance Auth.                                           5.13          2/15/2025              7,614
    4,165  Finance Auth.                                           5.00          4/01/2025              4,072
    7,665  Finance Auth.                                           5.38          8/15/2026              8,301
    8,000  Finance Auth.                                           4.50         11/15/2026              8,037
    1,750  Finance Auth.                                           5.40          4/01/2027              1,809
    1,000  Health Facilities Auth.                                 5.25          9/01/2013              1,003
    2,000  Health Facilities Auth.                                 5.25          9/01/2014              2,005
    2,500  Health Facilities Auth.                                 5.25          9/01/2018              2,505
      590  Housing Dev. Auth.                                      4.55          7/01/2021                612
      365  Housing Dev. Auth.                                      4.60          7/01/2023                376
    3,495  Lake County Community Unit School District
             (INS) (ETM)                                           5.13 (b)     12/01/2016              3,354

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                                                   Portfolio of Investments |  6

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
PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON             FINAL              VALUE
(000)      SECURITY                                                 RATE          MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
  $ 4,555  Lake County Community Unit School District
             (INS)                                                 5.13% (b)    12/01/2016         $    4,117
    2,500  Metropolitan Pier and Exposition Auth. (INS)            5.20          6/15/2017              2,916
    2,500  Metropolitan Pier and Exposition Auth. (INS)            5.30          6/15/2018              2,912
    4,000  Metropolitan Pier and Exposition Auth. (INS)            5.40          6/15/2019              4,643
    5,000  Metropolitan Pier and Exposition Auth. (INS)            5.70 (b)      6/15/2026              2,692
    2,000  Northeastern Illinois Univ.                             4.75         10/01/2025              2,102
    7,095  Railsplitter Tobacco Settlement Auth.                   5.00          6/01/2018              8,067
   10,000  Railsplitter Tobacco Settlement Auth.                   5.50          6/01/2023             11,463
    5,000  State (INS)                                             5.00          1/01/2021              5,584
   14,070  Will County Forest Preserve District (INS)              5.40 (b)     12/01/2017             12,925
                                                                                                   ----------
                                                                                                      218,761
                                                                                                   ----------
           INDIANA (1.9%)
   20,000  Finance Auth. (INS) (c)                                 4.55         12/01/2024             20,988
    1,900  Finance Auth.                                           5.00         10/01/2027              2,055
    5,000  Finance Auth.                                           5.00          6/01/2032              5,138
    4,000  Health and Educational Facility Financing Auth.         5.00          2/15/2021              4,344
    8,375  Health and Educational Facility Financing Auth.         5.00          2/15/2022              9,067
    3,000  Jasper County (INS)                                     5.85          4/01/2019              3,519
    4,950  Municipal Power Agency (INS)                            5.25          1/01/2017              5,051
    2,100  Municipal Power Agency (INS)                            5.25          1/01/2018              2,142
    6,000  Rockport (INS)                                          4.63          6/01/2025              6,151
      450  St. Joseph County                                       5.45          2/15/2017                451
    6,299  St. Joseph County, acquired 12/17/1998; cost
             $6,236 (e),(f)                                        5.75          2/15/2019                899
    1,500  Vanderburgh County Redevelopment District               5.00          2/01/2026              1,553
                                                                                                   ----------
                                                                                                       61,358
                                                                                                   ----------
           IOWA (0.9%)
    9,190  Finance Auth. (INS)                                     5.00          7/01/2014              9,897
    1,325  Finance Auth. (INS)                                     5.00         12/01/2021              1,365
    1,390  Finance Auth. (INS)                                     5.00         12/01/2022              1,423
    1,460  Finance Auth. (INS)                                     5.00         12/01/2023              1,485
    1,535  Finance Auth. (INS)                                     5.00         12/01/2024              1,550
    1,610  Finance Auth. (INS)                                     5.00         12/01/2025              1,618
    1,690  Finance Auth. (INS)                                     5.00         12/01/2026              1,692
    2,475  Waterloo Community School District                      5.00          7/01/2024              2,728
    2,775  Waterloo Community School District                      5.00          7/01/2025              3,030
    4,510  Waterloo Community School District                      5.00          7/01/2027              4,870
                                                                                                   ----------
                                                                                                       29,658
                                                                                                   ----------
           KANSAS (0.9%)
    7,105  Wyandotte County                                        5.00         12/01/2020              7,533
   29,800  Wyandotte County                                        5.03 (b)      6/01/2021             20,057
                                                                                                   ----------
                                                                                                       27,590
                                                                                                   ----------
           KENTUCKY (0.9%)
    7,500  Economic Dev. Finance Auth. (INS)                       5.75         12/01/2028              8,267
    3,830  Louisville/Jefferson County Metro Government            5.00         12/01/2022              4,566
    2,760  Louisville/Jefferson County Metro Government            5.00         12/01/2023              3,223
    7,160  Louisville/Jefferson County Metro Government            5.00         12/01/2024              8,291
    3,725  Pikeville City Hospital Improvement                     5.75          3/01/2026              4,222
                                                                                                   ----------
                                                                                                       28,569
                                                                                                   ----------
           LOUISIANA (2.6%)
    2,750  Jefferson Parish Hospital District No. 1 (INS)          5.50          1/01/2026              3,048
    3,000  Jefferson Parish Hospital District No. 1 (INS)          5.38          1/01/2031              3,249

================================================================================

7  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON             FINAL              VALUE
(000)      SECURITY                                                 RATE          MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
  $ 2,150  Local Government Environmental Facilities and
             Community Dev. Auth. (INS)                            5.25%        12/01/2015         $    2,200
    2,260  Local Government Environmental Facilities and
             Community Dev. Auth. (INS)                            5.25         12/01/2016              2,310
    2,355  Local Government Environmental Facilities and
             Community Dev. Auth. (INS)                            5.25         12/01/2017              2,404
    3,750  Local Government Environmental Facilities and
             Community Dev. Auth.                                  6.50          8/01/2029              4,364
    7,000  New Orleans (INS)                                       5.13          9/01/2021              7,042
    2,000  Office Facilities Corp. (INS) (PRE)                     5.25         11/01/2018              2,132
   20,000  Public Facilities Auth.                                 5.00          9/01/2028             21,260
    4,450  St. Martin Parish                                       4.35         10/01/2012              4,484
    2,440  Terrebonne Parish Hospital Service District No. 1       5.00          4/01/2022              2,730
    2,570  Terrebonne Parish Hospital Service District No. 1       5.00          4/01/2023              2,838
    2,000  Terrebonne Parish Hospital Service District No. 1       4.65          4/01/2024              2,132
    4,250  Terrebonne Parish Hospital Service District No. 1       5.00          4/01/2028              4,550
    9,000  Transportation Auth. (INS)                              4.38         12/01/2023              9,011
    9,000  Transportation Auth. (INS)                              4.38         12/01/2024              9,010
                                                                                                   ----------
                                                                                                       82,764
                                                                                                   ----------
           MAINE (0.5%)
   11,500  Health and Higher Educational Facilities Auth.          6.00          7/01/2026             13,002
    1,500  Jay                                                     4.85          5/01/2019              1,569
                                                                                                   ----------
                                                                                                       14,571
                                                                                                   ----------
           MARYLAND (0.3%)
    1,650  Community Dev. Administration                           5.88          7/01/2016              1,654
    2,500  EDC                                                     6.20          9/01/2022              3,035
    5,000  Health and Higher Educational Facilities Auth.          6.00          1/01/2028              5,427
                                                                                                   ----------
                                                                                                       10,116
                                                                                                   ----------
           MASSACHUSETTS (1.0%)
    3,110  Health and Educational Facilities Auth.                 5.00          7/01/2019              3,478
    9,000  Health and Educational Facilities Auth.                 6.00          7/01/2024             10,509
    4,000  Health and Educational Facilities Auth.                 5.00          7/15/2027              4,018
    5,545  Massachusetts Bay Transportation Auth.                  4.60 (b)      7/01/2022              3,937
    5,000  Massachusetts Bay Transportation Auth.                  4.70 (b)      7/01/2024              3,162
    1,600  Massachusetts Bay Transportation Auth.                  4.73 (b)      7/01/2025                952
    4,500  Massachusetts Dev. Finance Agency                       6.25          1/01/2027              5,187
    2,000  Massachusetts Dev. Finance Agency                       5.00          7/01/2030              2,158
      110  Water Pollution Abatement Trust                         4.75          8/01/2025                120
                                                                                                   ----------
                                                                                                       33,521
                                                                                                   ----------
           MICHIGAN (2.3%)
   18,000  Building Auth. (INS)                                    4.81 (b)     10/15/2022             11,545
   25,000  Dickinson County EDC                                    4.80         11/01/2018             26,245
   10,000  Grand Traverse County Hospital Finance Auth.            5.00          7/01/2029             10,653
    2,675  Hospital Finance Auth.                                  5.00         11/15/2019              2,983
    3,400  Hospital Finance Auth.                                  5.00         11/15/2022              3,680
   12,000  Kent Hospital Finance Auth.                             5.00         11/15/2029             13,372
    3,000  State Trunk Line Fund                                   5.00         11/01/2019              3,686
    2,000  State Trunk Line Fund                                   5.00         11/01/2020              2,421
                                                                                                   ----------
                                                                                                       74,585
                                                                                                   ----------
           MINNESOTA (2.0%)
    1,080  Chippewa County                                         5.38          3/01/2022              1,139
    5,120  Chippewa County                                         5.50          3/01/2027              5,349

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON             FINAL              VALUE
(000)      SECURITY                                                 RATE          MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
  $18,015  Cohasset (c)                                            4.95%         7/01/2022         $   18,713
    2,500  Higher Education Facilities Auth.                       4.50         10/01/2027              2,608
    3,000  Municipal Power Agency                                  4.38         10/01/2025              3,122
    7,680  St. Paul Housing and Redevelopment Auth.                5.15         11/15/2020              7,951
    3,500  St. Paul Housing and Redevelopment Auth.                5.25          5/15/2026              3,679
   15,000  Tobacco Securitization Auth.                            5.25          3/01/2026             16,913
    5,260  Washington County Hospital and
             Redevelopment Auth.                                   5.38         11/15/2018              5,265
                                                                                                   ----------
                                                                                                       64,739
                                                                                                   ----------
           MISSISSIPPI (0.1%)
    1,650  Hospital Equipment and Facilities Auth.                 5.00         12/01/2016              1,793
    1,000  Hospital Equipment and Facilities Auth.                 5.25         12/01/2021              1,058
      995  Lincoln County (INS)                                    5.50          4/01/2018                996
                                                                                                   ----------
                                                                                                        3,847
                                                                                                   ----------
           MISSOURI (1.0%)
   17,545  Cape Girardeau County Health Care Facilities
             IDA                                                   5.00          6/01/2027             17,843
    1,000  Cass County                                             5.00          5/01/2022              1,024
    3,315  Cass County                                             5.38          5/01/2022              3,443
    2,000  Cass County                                             5.50          5/01/2027              2,043
    2,000  Dev. Finance Board                                      4.75          6/01/2025              2,066
    1,090  Fenton City                                             4.50          4/01/2021              1,117
    1,760  Riverside IDA (INS)                                     5.00          5/01/2020              1,880
    1,330  St. Joseph IDA                                          5.00          4/01/2027              1,413
                                                                                                   ----------
                                                                                                       30,829
                                                                                                   ----------
           MONTANA (0.2%)
    6,500  Forsyth (INS)                                           4.65          8/01/2023              6,951
                                                                                                   ----------
           NEVADA (0.7%)
    2,865  Clark County                                            5.00          5/15/2020              3,097
   18,000  Humboldt County                                         5.15         12/01/2024             20,036
                                                                                                   ----------
                                                                                                       23,133
                                                                                                   ----------
           NEW HAMPSHIRE (0.2%)
    5,000  Business Finance Auth.                                  5.85         12/01/2022              5,043
                                                                                                   ----------
           NEW JERSEY (2.8%)
   10,000  EDA                                                     5.25          9/01/2019             12,220
    5,000  EDA (INS)                                               5.00          7/01/2022              5,356
   10,000  EDA                                                     5.25          9/01/2022             12,041
    3,500  EDA                                                     4.45          6/01/2023              3,894
    8,830  EDA                                                     5.25          9/01/2023              9,883
    2,500  EDA                                                     5.00          6/15/2026              2,731
    4,535  Essex County Improvement Auth. (INS)                    6.00         11/01/2025              5,346
   20,000  State Turnpike Auth.                                    5.00          1/01/2021             23,450
    5,000  Tobacco Settlement Financing Corp.                      5.00          6/01/2017              5,452
    2,000  Transportation Trust Fund Auth.                         5.25         12/15/2017              2,261
    5,000  Transportation Trust Fund Auth. (INS)                   5.25         12/15/2022              6,119
                                                                                                   ----------
                                                                                                       88,753
                                                                                                   ----------
           NEW MEXICO (1.1%)
   20,000  Farmington Pollution Control                            4.70          5/01/2024             21,639
    4,890  Jicarilla Apache Nation (d)                             5.00          9/01/2018              5,114
    3,250  Jicarilla Apache Nation (d)                             5.50          9/01/2023              3,382
    4,000  Sandoval County                                         4.38          6/01/2020              4,270
                                                                                                   ----------
                                                                                                       34,405
                                                                                                   ----------

================================================================================

9  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON             FINAL              VALUE
(000)      SECURITY                                                 RATE          MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
           NEW YORK (8.1%)
  $ 2,500  Albany IDA                                              5.75%        11/15/2022       $      2,851
    2,900  Dormitory Auth.                                         5.75          7/01/2013              2,965
    1,500  Dormitory Auth.                                         5.25          7/01/2015              1,640
    4,000  Dormitory Auth.                                         5.20          2/15/2016              4,015
    3,655  Dormitory Auth. (LOC - Allied Irish Banks plc)          4.40          7/01/2016              3,707
    2,005  Dormitory Auth.                                         5.25          7/01/2016              2,183
    4,760  Dormitory Auth.                                         5.30          2/15/2017              4,776
    2,000  Dormitory Auth.                                         5.25          7/01/2017              2,169
   12,560  Dormitory Auth. (ETM)                                   5.30          2/15/2019             14,876
    5,000  Dormitory Auth.                                         5.00          7/01/2020              5,586
    2,295  Dormitory Auth. (PRE)                                   5.05          2/01/2022              2,387
   24,935  Dormitory Auth.                                         5.00          7/01/2022             27,481
    2,500  Dutchess County IDA                                     4.50          8/01/2026              2,615
    2,000  East Rochester Housing Auth. (NBGA)                     4.63          2/15/2017              2,028
   17,075  Long Island Power Auth.                                 5.00          4/01/2023             19,880
   10,000  Metropolitan Transportation Auth.                       6.25         11/15/2023             12,697
    2,500  Metropolitan Transportation Auth. (INS)                 5.00         11/15/2024              2,814
    6,800  Metropolitan Transportation Auth.                       5.00         11/15/2024              7,650
   16,565  Metropolitan Transportation Auth.                       5.00         11/15/2024             18,966
    5,000  Monroe County IDC (INS)                                 5.75          8/15/2030              6,066
    2,405  New York City                                           5.63          8/01/2015              2,416
    2,050  New York City (PRE)                                     5.63          8/01/2015              2,060
      905  New York City (PRE)                                     5.75          8/01/2016                909
    5,960  New York City                                           5.75          8/01/2016              5,988
    1,875  New York City (PRE)                                     5.25         10/15/2019              1,996
    5,000  New York City                                           5.13         11/15/2022              5,957
    4,330  New York City                                           5.13         12/01/2022              5,133
    6,000  New York City                                           5.13         12/01/2023              7,158
   10,000  New York City                                           5.00          4/01/2024             11,287
    5,240  New York City                                           5.00          8/01/2024              6,152
    5,000  New York City                                           5.25         11/15/2024              5,913
    5,000  New York City                                           5.00          2/01/2025              5,749
    3,500  New York City Transitional Finance Auth.                5.00          1/15/2022              4,118
   25,000  New York City Transitional Finance Auth.                5.00          5/01/2026             29,981
      575  Newburgh City                                           5.00          6/15/2023                587
    7,000  Rockland County                                         2.50          3/06/2013              7,035
    1,500  Suffolk County EDC                                      5.00          7/01/2028              1,683
      775  Suffolk County IDA                                      5.00         11/01/2013                806
    1,880  Suffolk County IDA                                      5.00         11/01/2014              1,991
    1,000  Suffolk County IDA                                      5.00         11/01/2015              1,080
    1,215  Tobacco Settlement Financing Corp.                      5.50          6/01/2018              1,220
    2,600  Yonkers (INS)                                           5.00         10/01/2023              2,910
                                                                                                   ----------
                                                                                                      259,481
                                                                                                   ----------
           NORTH CAROLINA (1.4%)
    4,885  Eastern Municipal Power Agency (PRE)                    5.50          1/01/2015              5,015
    1,830  Eastern Municipal Power Agency (PRE)                    5.50          1/01/2016              1,879
    1,000  Eastern Municipal Power Agency (PRE)                    5.50          1/01/2017              1,027
    3,000  Eastern Municipal Power Agency                          5.00          1/01/2024              3,352
    5,000  Eastern Municipal Power Agency                          5.00          1/01/2026              5,573
    4,805  Medical Care Commission                                 6.38          7/01/2026              5,510
    5,500  Medical Care Commission                                 5.00          7/01/2027              5,721
    3,400  Municipal Power Agency No. 1                            5.50          1/01/2013              3,489
    2,000  Municipal Power Agency No. 1                            5.25          1/01/2020              2,337
    3,600  Turnpike Auth. (INS)                                    5.00          1/01/2022              4,124
    3,330  Turnpike Auth. (INS)                                    5.13          1/01/2024              3,782
    4,000  Wake County Industrial Facilities and Pollution
             Control Financing Auth.                               5.38          2/01/2017              4,054
                                                                                                   ----------
                                                                                                       45,863
                                                                                                   ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON             FINAL              VALUE
(000)      SECURITY                                                 RATE          MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
           NORTH DAKOTA (0.5%)
  $ 1,000  Grand Forks (INS)                                       5.00%        12/15/2022         $    1,114
   11,085  Grand Forks City Health Care System                     5.00         12/01/2029             11,909
    2,055  Williams County                                         5.00         11/01/2021              2,123
                                                                                                   ----------
                                                                                                       15,146
                                                                                                   ----------
           OHIO (1.8%)
    9,000  Air Quality Dev. Auth.                                  5.70          8/01/2020             10,453
    3,000  American Municipal Power, Inc.                          5.00          2/15/2021              3,464
    2,760  American Municipal Power, Inc.                          5.00          2/15/2022              3,151
    7,165  Buckeye Tobacco Settlement Financing Auth.              5.13          6/01/2024              5,785
    2,000  Cleveland Airport System                                5.00          1/01/2030              2,141
    1,000  Cleveland Airport System                                5.00          1/01/2031              1,066
    2,400  Fairview Park (INS)                                     4.13         12/01/2020              2,553
    2,650  Franklin County                                         5.50          7/01/2017              2,656
   10,000  Hamilton City (INS)                                     4.65         10/15/2022             10,787
    4,365  Hamilton County                                         4.30 (b)     12/01/2025              2,475
    9,000  Hancock County Hospital Facilities                      6.50         12/01/2030             10,670
    1,750  Miami County                                            5.25          5/15/2021              1,902
    2,000  Miami County                                            5.25          5/15/2026              2,119
                                                                                                   ----------
                                                                                                       59,222
                                                                                                   ----------
           OKLAHOMA (1.3%)
    5,360  Cherokee Nation (INS) (d)                               4.60         12/01/2021              5,640
    8,060  Chickasaw Nation (d)                                    5.38         12/01/2017              8,660
    5,000  Chickasaw Nation (d)                                    6.00         12/01/2025              5,618
    3,895  Comanche County Hospital Auth. (INS)                    5.25          7/01/2022              4,070
    3,000  Comanche County Hospital Auth. (INS)                    5.25          7/01/2023              3,129
    1,400  Norman Regional Hospital Auth.                          5.50          9/01/2024              1,453
   13,100  Norman Regional Hospital Auth.                          5.00          9/01/2027             13,242
                                                                                                   ----------
                                                                                                       41,812
                                                                                                   ----------
           OREGON (0.1%)
    1,000  Washington, Yamhill and Multnomah Counties
             Hillsboro School District No. 1J (INS)                4.58 (b)      6/15/2025                588
    5,900  Washington, Yamhill and Multnomah Counties
             Hillsboro School District No. 1J (INS)                4.59 (b)      6/15/2026              3,299
                                                                                                   ----------
                                                                                                        3,887
                                                                                                   ----------
           PENNSYLVANIA (1.1%)
    1,410  Allegheny County Higher Education Building
             Auth.                                                 5.13          3/01/2025              1,598
    1,000  Allegheny County IDA                                    5.00          9/01/2021              1,015
    1,220  Allegheny County IDA                                    5.10          9/01/2026              1,205
    1,000  Delaware County Auth.                                   5.00         10/01/2025              1,064
   13,000  Economic Development Financing Auth.                    4.00         10/01/2023             13,662
    7,370  Housing Finance Agency                                  5.00         10/01/2025              8,171
    1,615  Lancaster County Hospital Auth.                         5.00         11/01/2026              1,688
    1,200  Montgomery County IDA (g)                               5.00         11/15/2023              1,320
    2,750  Montgomery County IDA (g)                               5.00         11/15/2024              2,993
    1,625  Pennsylvania Higher Educational Facilities Auth.        5.00          7/01/2032              1,713
                                                                                                   ----------
                                                                                                       34,429
                                                                                                   ----------
           PUERTO RICO (1.3%)
   15,000  Commonwealth (INS)                                      5.00          7/01/2035             15,741
    5,750  Electric Power Auth.                                    5.00          7/01/2029              6,019
   14,000  Government Dev. Bank                                    4.75         12/01/2015             14,316

================================================================================

11  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON             FINAL              VALUE
(000)      SECURITY                                                 RATE          MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
  $ 2,600  Industrial, Tourist, Educational, Medical and
             Environmental Control Facilities Financing
             Auth.                                                 5.00%         4/01/2027         $    2,620
    5,000  Sales Tax Financing Corp.                               5.25 (b)      8/01/2023              3,107
    2,000  Sales Tax Financing Corp.                               5.45 (b)      8/01/2024              1,174
                                                                                                   ----------
                                                                                                       42,977
                                                                                                   ----------
           RHODE ISLAND (0.4%)
      765  Health and Educational Building Corp. (INS)             5.50          5/15/2016                767
    5,500  Health and Educational Building Corp. (INS)             5.00          5/15/2026              5,832
    5,915  Housing and Mortgage Finance Corp.                      4.65         10/01/2026              6,114
                                                                                                   ----------
                                                                                                       12,713
                                                                                                   ----------
           SOUTH CAROLINA (1.5%)
    4,250  Georgetown County                                       5.95          3/15/2014              4,574
    5,000  Georgetown County                                       5.70          4/01/2014              5,371
    5,000  Lexington County Health Services District, Inc.         5.00         11/01/2024              5,541
    7,335  Lexington County Health Services District, Inc.         5.00         11/01/2026              8,033
    7,200  Piedmont Municipal Power Agency (INS)                   5.00          1/01/2028              8,066
    2,700  Piedmont Municipal Power Agency (INS)                   5.00          1/01/2028              3,025
    5,870  SCAGO Educational Facilities Corp. (INS)                4.75         12/01/2026              6,061
    6,325  SCAGO Educational Facilities Corp. (INS)                4.75         12/01/2026              6,451
                                                                                                   ----------
                                                                                                       47,122
                                                                                                   ----------
           SOUTH DAKOTA (0.2%)
    1,700  Health and Educational Facilities Auth.                 5.00         11/01/2024              1,896
    5,500  Housing Dev. Auth. (INS)                                5.15         11/01/2020              5,545
                                                                                                   ----------
                                                                                                        7,441
                                                                                                   ----------
           TENNESSEE (1.0%)
    7,000  Jackson                                                 5.25          4/01/2023              7,723
    2,125  Johnson City Health and Educational Facilities
             Board                                                 5.25          7/01/2026              2,215
    1,000  Nashville and Davidson County Health and
             Educational Facilities Board (INS)                    5.10          8/01/2019              1,000
      745  Shelby County Health, Educational and Housing
             Facility Board (PRE)                                  6.00          9/01/2016                752
    1,255  Shelby County Health, Educational and Housing
             Facility Board (PRE)                                  6.00          9/01/2016              1,268
      935  Shelby County Health, Educational and Housing
             Facility Board (PRE)                                  6.25          9/01/2018                945
    1,565  Shelby County Health, Educational and Housing
             Facility Board (PRE)                                  6.25          9/01/2018              1,581
   14,750  Sullivan County Health, Educational and
             Housing Facilities Board                              5.25          9/01/2026             15,464
                                                                                                   ----------
                                                                                                       30,948
                                                                                                   ----------
           TEXAS (12.1%)
    2,300  Austin (INS)                                            5.00         11/15/2024              2,460
    5,610  Austin Utility Systems (INS)                            5.15 (b)      5/15/2017              5,184
    1,855  Bastrop ISD (NBGA)                                      5.55 (b)      2/15/2014              1,837
    3,030  Bastrop ISD (NBGA)                                      5.55 (b)      2/15/2015              2,974
    3,055  Bastrop ISD (NBGA)                                      5.60 (b)      2/15/2016              2,961
    3,155  Bastrop ISD (NBGA)                                      5.60 (b)      2/15/2017              2,994
    4,540  Bexar County Health Facilities Dev. Corp.               5.00          7/01/2027              4,610
    4,240  Boerne ISD (NBGA)                                       3.66 (b)      2/01/2026              2,618
    2,680  Central Regional Mobility Auth., 4.55%,
             1/01/2014 (INS)                                       4.55 (a)      1/01/2020              2,544
    3,445  Central Regional Mobility Auth., 4.60%,
             1/01/2014 (INS)                                       4.60 (a)      1/01/2021              3,245
      885  Central Regional Mobility Auth.                         5.90 (b)      1/01/2022                591

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON             FINAL              VALUE
(000)      SECURITY                                                 RATE          MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
  $ 7,000  Central Regional Mobility Auth.                         6.25%(b)      1/01/2024         $    4,146
    2,500  Central Regional Mobility Auth.                         5.75          1/01/2025              2,787
    2,535  Central Regional Mobility Auth.                         6.50 (b)      1/01/2026              1,316
    2,600  Conroe ISD (NBGA) (PRE)                                 5.00          2/15/2023              2,908
    3,100  Conroe ISD (NBGA) (PRE)                                 5.00          2/15/2024              3,467
   13,745  Denton ISD (NBGA)                                       5.03 (b)      8/15/2023              8,895
   16,500  Denton ISD (NBGA)                                       5.06 (b)      8/15/2024             10,137
    3,715  Ennis ISD (NBGA)                                        4.58 (b)      8/15/2025              2,220
    3,720  Ennis ISD (NBGA)                                        4.60 (b)      8/15/2026              2,107
   40,000  Harris County IDC                                       5.00          2/01/2023             43,455
    1,895  Hidalgo County Health Services Corp.                    4.75          8/15/2017              1,944
      350  Hidalgo County Health Services Corp.                    5.00          8/15/2019                358
    3,805  Hidalgo County Health Services Corp.                    5.00          8/15/2022              3,981
    1,785  Hidalgo County Health Services Corp.                    5.00          8/15/2026              1,820
    4,000  Houston Airport System                                  5.00          7/01/2024              4,502
    7,000  Houston Airport System                                  5.00          7/01/2025              7,809
    3,635  Houston ISD Public Facility Corp. (INS)                 5.35 (b)      9/15/2015              3,510
    4,955  Houston ISD Public Facility Corp. (INS)                 5.35 (b)      9/15/2015              4,785
    6,955  Houston ISD Public Facility Corp. (INS)                 5.38 (b)      9/15/2016              6,519
    2,635  Houston ISD Public Facility Corp. (INS)                 5.38 (b)      9/15/2016              2,470
    3,885  Houston ISD Public Facility Corp. (INS)                 5.40 (b)      9/15/2017              3,529
    2,485  Houston Public Improvement (INS) (PRE)                  5.00          3/01/2019              2,563
      515  Houston Public Improvement (INS) (PRE)                  5.00          3/01/2019                532
    2,200  Judson ISD (INS)                                        5.00          2/01/2023              2,345
    1,500  Judson ISD (INS)                                        5.00          2/01/2024              1,589
    1,595  La Porte ISD (INS)                                      5.00          2/15/2022              1,764
    3,535  La Porte ISD (INS)                                      5.00          2/15/2024              3,866
    3,145  Lewisville (INS)                                        5.38          9/01/2015              3,190
    4,555  Lower Colorado River Auth. (INS)                        4.38          5/15/2025              4,779
    2,000  Lower Colorado River Auth. (INS)                        4.38          5/15/2026              2,078
    1,820  Marlin ISD Public Facility Corp., acquired
             7/22/1998; cost $1,850 (e)                            5.85          2/15/2018              1,833
    3,425  Mesquite Health Facilities Dev. Corp.                   5.50          2/15/2025              3,497
    2,040  Midlothian Dev. Auth. (INS)                             5.00         11/15/2018              2,136
    2,235  Midlothian Dev. Auth. (INS)                             5.00         11/15/2021              2,283
    8,440  Midlothian Dev. Auth.                                   6.00         11/15/2024              8,573
    1,695  Midlothian Dev. Auth. (INS)                             5.00         11/15/2026              1,698
    2,540  Midlothian Dev. Auth.                                   5.13         11/15/2026              2,519
    2,155  New Braunfels ISD (NBGA)                                3.04 (b)      2/01/2023              1,604
    2,500  North Texas Tollway Auth.                               6.00          1/01/2023              2,959
   15,000  North Texas Tollway Auth.                               6.00          1/01/2025             17,569
    1,220  Nueces River Auth. (INS)                                5.00          7/15/2023              1,348
    1,530  Nueces River Auth. (INS)                                5.00          7/15/2024              1,683
    2,965  Plano ISD (NBGA)                                        4.50          2/15/2023              3,198
    2,000  Red River Education Finance Corp.                       4.38          3/15/2025              2,169
    3,000  Red River Education Finance Corp.                       4.38          3/15/2026              3,222
    8,395  Rockwall ISD (NBGA)                                     5.14 (b)      2/15/2022              5,742
    9,205  Sabine River Auth. (INS)                                4.95          3/01/2018             10,171
    2,000  San Leanna Education Facilities Corp.                   5.00          6/01/2018              2,210
    1,965  San Leanna Education Facilities Corp.                   5.13          6/01/2023              2,103
    1,000  San Leanna Education Facilities Corp.                   5.13          6/01/2024              1,063
    1,545  San Leanna Education Facilities Corp.                   5.13          6/01/2025              1,630
    5,200  Schertz-Cibolo-Universal City ISD (NBGA)                4.86 (b)      2/01/2023              3,402
    3,320  State                                                   5.00          8/01/2016              3,618
    3,750  Tarrant County Cultural Education Facilities
             Finance Corp.                                         5.25         11/15/2022              4,021
    1,100  Tarrant County Cultural Education Facilities
             Finance Corp.                                         6.00         11/15/2026              1,158
    8,300  Tarrant County Cultural Education Facilities
             Finance Corp.                                         5.13          5/15/2027              8,380
    1,675  Tarrant Regional Water District (INS) (PRE)             5.25          3/01/2017              1,732
    6,325  Tarrant Regional Water District (INS)                   5.25          3/01/2017              6,527
      415  Tarrant Regional Water District (INS) (PRE)             5.25          3/01/2019                429
    1,585  Tarrant Regional Water District (INS)                   5.25          3/01/2019              1,634
      415  Tarrant Regional Water District (INS) (PRE)             5.25          3/01/2020                429

================================================================================

13  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON             FINAL              VALUE
(000)      SECURITY                                                 RATE          MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
  $ 1,585  Tarrant Regional Water District (INS)                    5.25%        3/01/2020         $    1,634
    5,000  Tarrant Regional Water District (INS)                    4.38         3/01/2021              5,426
    7,000  Transportation Commission                                4.38         4/01/2025              7,431
   13,000  Transportation Commission                                4.50         4/01/2026             14,081
   10,000  Tyler Health Facilities Dev. Corp                        5.50         7/01/2027             10,959
    2,125  Tyler Health Facilities Dev. Corp.                       5.25         7/01/2012              2,125
    1,500  Tyler Health Facilities Dev. Corp.                       5.25         7/01/2013              1,558
    7,170  Tyler Health Facilities Dev. Corp.                       5.25        11/01/2019              7,867
    7,945  Tyler Health Facilities Dev. Corp.                       5.25        11/01/2021              8,544
    3,360  Tyler Health Facilities Dev. Corp.                       5.25        11/01/2022              3,577
    3,800  Tyler Health Facilities Dev. Corp.                       5.25        11/01/2023              4,017
    8,745  Tyler Health Facilities Dev. Corp.                       5.25         7/01/2026              9,138
   10,000  Univ. of Texas Board of Regents                          4.25         8/15/2025             10,754
    1,795  Weatherford ISD (NBGA)                                   4.73 (b)     2/15/2023              1,209
    1,795  Weatherford ISD (NBGA)                                   4.77 (b)     2/15/2024              1,150
    5,970  Williamson County (INS)                                  5.13         2/15/2022              6,932
    1,385  Wylie ISD (NBGA)                                         5.00 (b)     8/15/2014              1,366
    1,690  Wylie ISD (NBGA)                                         5.10 (b)     8/15/2015              1,651
                                                                                                   ----------
                                                                                                      387,348
                                                                                                   ----------
           UTAH (0.4%)
    2,265  Intermountain Power Agency (INS) (ETM)                   5.00         7/01/2012              2,266
   18,643  Jordanelle Special Service District (d)                 12.00         8/01/2030             11,340
                                                                                                   ----------
                                                                                                       13,606
                                                                                                   ----------
           VERMONT (0.3%)
    9,000  Vermont EDA                                              5.00        12/15/2020             10,336
                                                                                                   ----------
           VIRGINIA (1.1%)
    1,750  Albemarle County IDA                                     5.00         1/01/2024              1,823
    2,290  College Building Auth.                                   5.00         6/01/2021              2,410
   11,280  College Building Auth.                                   5.00         6/01/2026             11,611
   15,316  Farms of New Kent Community Dev. Auth. (h)               5.13         3/01/2036              8,904
   10,000  Roanoke County EDA                                       5.00         7/01/2025             11,172
    1,000  Small Business Financing Auth.                           5.13         9/01/2022              1,064
                                                                                                   ----------
                                                                                                       36,984
                                                                                                   ----------
           WASHINGTON (0.4%)
    1,800  Health Care Facilities Auth. (INS)                       5.00        12/01/2023              1,850
    2,000  Health Care Facilities Auth. (INS)                       5.00        12/01/2024              2,040
    2,310  Health Care Facilities Auth. (INS)                       5.00        12/01/2025              2,345
    1,130  Higher Education Facilities Auth.                        5.20        10/01/2017              1,133
    5,000  King County Housing Auth. (INS)                          5.20         7/01/2018              5,003
                                                                                                   ----------
                                                                                                       12,371
                                                                                                   ----------
           WISCONSIN (1.4%)
    8,300  Health and Educational Facilities Auth.                  5.13         2/15/2026              8,656
    6,000  Sheboygan (INS)                                          5.00         9/01/2015              6,691
    7,000  Wisconsin Health and Educational Facilities
             Auth.                                                  5.00         7/15/2026              7,707
    1,500  Wisconsin Health and Educational Facilities
             Auth.                                                  5.00         8/15/2026              1,654
   14,000  Wisconsin Health and Educational Facilities
             Auth.                                                  5.00         7/15/2027             15,467
    2,000  Wisconsin Health and Educational Facilities
             Auth.                                                  5.00         7/15/2028              2,180
    1,935  Wisconsin Health and Educational Facilities
             Auth.                                                  5.00         8/15/2029              2,104
                                                                                                   ----------
                                                                                                       44,459
                                                                                                   ----------
           Total Fixed-Rate Instruments (cost: $2,626,326)                                          2,792,493
                                                                                                   ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON             FINAL              VALUE
(000)      SECURITY                                                 RATE          MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
           PUT BONDS (4.4%)

           ARIZONA (0.4%)
  $12,500  Maricopa County                                         6.00%         5/01/2029         $   13,502
                                                                                                   ----------
           CALIFORNIA (0.1%)
    3,000  Health Facilities Financing Auth.                       4.95          7/01/2026              3,216
                                                                                                   ----------
           FLORIDA (0.8%)
    7,375  Miami-Dade County IDA                                   4.00         10/01/2018              7,908
   16,000  Putnam County Dev. Auth. (INS)                          5.35          3/15/2042             18,087
                                                                                                   ----------
                                                                                                       25,995
                                                                                                   ----------
           ILLINOIS (0.3%)
    7,500  Educational Facilities Auth.                            4.75         11/01/2036              8,420
                                                                                                   ----------
           LOUISIANA (0.2%)
    6,750  St. Charles Parish                                      4.00         12/01/2040              6,981
                                                                                                   ----------
           MASSACHUSETTS (0.2%)
    6,000  Dev. Finance Agency                                     5.75         12/01/2042              7,154
                                                                                                   ----------
           MICHIGAN (0.6%)
   15,000  Hospital Finance Auth.                                  6.00         12/01/2034             18,351
                                                                                                   ----------
           NEW MEXICO (1.0%)
   10,000  Farmington                                              4.75          6/01/2040             10,910
   20,000  Farmington                                              5.20          6/01/2040             22,577
                                                                                                   ----------
                                                                                                       33,487
                                                                                                   ----------
           OHIO (0.3%)
    8,000  Air Quality Dev. Auth.                                  5.75          6/01/2033              9,044
                                                                                                   ----------
           TEXAS (0.5%)
   15,000  North State Tollway Auth.                               6.00          1/01/2038             15,404
                                                                                                   ----------
           Total Put Bonds (cost: $127,219)                                                           141,554
                                                                                                   ----------
           VARIABLE-RATE DEMAND NOTES (7.9%)

           CALIFORNIA (1.1%)
   10,255  State (LIQ)(LOC - Dexia Credit Local) (d)               0.88          2/01/2025             10,255
   18,550  State (LIQ)(LOC - Dexia Credit Local) (d)               0.87          8/01/2027             18,550
    7,535  Victorville Joint Powers Financing Auth. (LOC -
             BNP Paribas)                                          2.75          5/01/2040              7,535
                                                                                                   ----------
                                                                                                       36,340
                                                                                                   ----------
           COLORADO (0.6%)
   10,000  Broomfield Urban Renewal Auth. (LOC - BNP
             Paribas)                                              1.10         12/01/2030             10,000
    3,310  Denver Urban Renewal Auth. (LOC - Compass
             Bank)                                                 1.75          9/01/2017              3,310
    5,535  Denver Urban Renewal Auth. (LOC - Compass
             Bank)                                                 1.75          9/01/2017              5,535

================================================================================

15  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON             FINAL              VALUE
(000)      SECURITY                                                 RATE          MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
  $  645   Denver Urban Renewal Auth. (LOC - Compass
             Bank)                                                 1.75%         9/01/2017         $      645
                                                                                                   ----------
                                                                                                       19,490
                                                                                                   ----------
           ILLINOIS (1.3%)
   41,800  State (LIQ)                                             2.00         10/01/2033             41,800
                                                                                                   ----------
           KENTUCKY (0.1%)
    4,190  State Property & Buildings Commission
             (LIQ)(LOC - Dexia Credit Local) (d)                   0.68          8/01/2021              4,190
                                                                                                   ----------
           LOUISIANA (0.3%)
   10,000  St. James Parish (LOC - Natixis S.A.)                   1.55         11/01/2039             10,000
                                                                                                   ----------
           MASSACHUSETTS (0.9%)
    8,690  Dev. Finance Agency (LOC - Sovereign Bank)              1.73          3/01/2024              8,690
   19,590  State Health and Educational Facilities Auth.
             (LOC - Sovereign Bank)                                1.75         11/01/2037             19,590
                                                                                                   ----------
                                                                                                       28,280
                                                                                                   ----------
           NEW JERSEY (1.9%)
   24,175  EDA (LIQ)(LOC - Dexia Credit Local) (d)                 0.88          9/01/2022             24,175
   10,645  EDA (LIQ)(LOC - Dexia Credit Local) (d)                 0.93          9/01/2025             10,645
    5,000  EDA (LOC - Sovereign Bank)                              1.45          8/01/2037              5,000
   10,000  State Turnpike Auth. (LOC - Societe Generale)           0.70          1/01/2018             10,000
   11,555  Washington Township Board of Education
             (INS)(LIQ) (d)                                        0.68          1/01/2028             11,555
                                                                                                   ----------
                                                                                                       61,375
                                                                                                   ----------
           NEW YORK (0.9%)
   14,370  Dormitory Auth. (LIQ)(LOC - Dexia Credit Local) (d)     0.68          5/15/2022             14,370
   10,000  Housing Finance Agency (LOC - Landesbank
               Baden-Wurttemberg)                                  0.90         11/01/2041             10,000
    2,585  Urban Dev. Corp. (LIQ)(LOC - Dexia Credit
             Local) (d)                                            0.68          3/15/2024              2,585
                                                                                                   ----------
                                                                                                       26,955
                                                                                                   ----------
           PENNSYLVANIA (0.3%)
   10,000  Delaware Valley Regional Finance Auth. (LOC -
             Bayerische Landesbank)                                0.65         12/01/2020             10,000
                                                                                                   ----------
           PUERTO RICO (0.4%)
   12,000  Highway & Transportation Auth. (LIQ)(LOC -
             Dexia Credit Local) (d)                               0.87          7/01/2030             12,000
                                                                                                   ----------
           TEXAS (0.1%)
    4,250  Weslaco Health Facilities Development Corp.
             (LOC - Compass Bank)                                  1.23          6/01/2031              4,250
                                                                                                   ----------
           Total Variable-Rate Demand Notes (cost: $254,680)                                          254,680
                                                                                                   ----------

           TOTAL INVESTMENTS (COST: $3,008,225)                                                    $3,188,727
                                                                                                   ==========

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------
                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
  Fixed-Rate Instruments               $          --     $ 2,792,493     $         --     $   2,792,493
  Put Bonds                                       --         141,554               --           141,554
  Variable-Rate Demand Notes                      --         254,680               --           254,680
-------------------------------------------------------------------------------------------------------
Total                                  $          --     $ 3,188,727     $         --     $   3,188,727
-------------------------------------------------------------------------------------------------------

For the period of April 1, 2012, through June 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

18  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note A1.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2012, were $214,580,000 and $34,078,000, respectively, resulting in net unrealized appreciation of $180,502,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,210,184,000 at June 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

================================================================================

19  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

(c) At June 30, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2012, was $10,885,000, which represented 0.3% of the Fund's net assets.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) At June 30, 2012, the aggregate market value of securities purchased on a when-issued basis was $4,313,000.
(h) Security was fair valued at June 30, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

================================================================================

                                         Notes to Portfolio of Investments |  20

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






                          SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     08/24/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.